Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2024
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
32.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The business transactions and assets of Adlai Hangzhou and Shanghai Adlai Nortye Biopharma Co., Ltd (“PRC Subsidiaries”) are primarily denominated in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts. These currency exchange control measures imposed by the PRC government may restrict the ability of PRC Subsidiaries to transfer their net assets to the Company through loans, advances or cash dividends.

The net assets of PRC Subsidiaries in aggregate exceeded 25% of the Company’s consolidated net assets. Accordingly, condensed parent company financial statements have been prepared in accordance with Rule 5.04 and Rule 12-04 of SEC Regulation S-X.

The subsidiaries did not pay any dividends to the Company for the periods presented. For the purpose of presenting parent-only financial information, the Company records its investment in its subsidiaries under the cost method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with IFRSs are not required.

As of December 31, 2023 and 2024, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

PARENT COMPANY BALANCE SHEETS

	December 31,
	2023	2024
	$’000	$’000
ASSETS
Current assets
Cash and cash equivalents	63,150	10,652
Prepayments, other receivables and other assets	44	30
short-term investments at amortized cost	7,000	—
Total current assets	70,194	10,682
Non-current assets
Due from related parties	123,102	177,507
Investment in subsidiaries	129,711	138,588
Total non-current assets	252,813	316,095
Total assets	323,007	326,777
LIABILITIES
Current liabilities
Accounts payable	976	538
Other payables and accruals.	53	95
Due to related parties	40	—
Interest-bearing bank and other borrowings	10,650	10,810
Non-current liabilities due within one year	—	—
Financial liabilities at FVTPL	—	—
Total current liabilities	11,719	11,443
Non-current liabilities		—
Long-term loans	—	—
Financial liabilities at FVTPL	—	—
Total non-current liabilities	—	—
Total liabilities	11,719	11,443
Class A Ordinary shares (par value of $0.0001 per share; 93,710,805 shares outstanding as of December 31, 2023; and 93,710,803 shares outstanding as of December 31, 2024)	9	9
Class B Ordinary shares (par value of $0.0001 per share; 16,990,000 shares outstanding as of December 31, 2023 and 2024)	2	2
Share premium	438,707	439,016
Share based payments reserve	16,059	20,311
Accumulated deficit	(143,489)	(144,004)
Total shareholders’ deficit	311,288	315,334
Total liabilities and shareholders’ equity	323,007	326,777

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the Years Ended December 31,
	2022	2023	2024
	$’000	$’000	$’000
REVENUE	—	—	—
Other operating income, net	156	242	1,305
General and administrative expenses	(1,390)	(6,196)	(1,473)
Research and development expenses	—	—	—
Total operating loss	(1,234)	(5,954)	(168)
Other income and gains	—	—	283
Other expenses	—	—	—
Investment income	—	—	—
Fair value loss on financial liabilities at FVTPL	7,194	(39,171)	—
Finance costs	—	(249)	(630)
LOSS BEFORE TAX	5,960	(45,374)	(515)
Income tax expense	—	—	—
LOSS FOR THE YEAR	5,960	(45,374)	(515)
TOTAL COMPREHENSIVE (LOSS)/INCOME FOR THE YEAR	5,960	(45,374)	(515)

PARENT COMPANY STATEMENTS OF CASH FLOWS

	Year ended December 31,
	2022	2023	2024
	$’000	$’000	$’000
Net cash flows used in operating activities	(1,134)	(13,143)	(56,397)
Net cash flows used in investing activities	(35,035)	(38,082)	4,193
Net cash flows from financing activities	—	102,181	(294)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(36,169)	50,956	(52,498)
Cash and cash equivalents at beginning of year	48,363	12,194	63,150
CASH AND CASH EQUIVALENTS AT END OF YEAR	12,194	63,150	10,652